                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-772

                         RIVERSOURCE EQUITY SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 02/29

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         RIVERSOURCE MID CAP GROWTH FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (99.2%)
ISSUER                                                 SHARES                VALUE(a)

AEROSPACE & DEFENSE (0.5%)
Precision Castparts                                      20,730            $2,288,385
Rockwell Collins                                         37,402             2,202,978
                                                                      ---------------
Total                                                                       4,491,363
-------------------------------------------------------------------------------------


AIRLINES (1.4%)
AMR                                                     297,502(b)          3,811,001
UAL                                                     170,479             5,165,514
US Airways Group                                        236,923(b)          2,937,845
                                                                      ---------------
Total                                                                      11,914,360
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Harley-Davidson                                          44,199             1,642,435
-------------------------------------------------------------------------------------


BEVERAGES (0.8%)
Hansen Natural                                           59,105(b)          2,452,858
Pepsi Bottling Group                                    128,544             4,371,781
                                                                      ---------------
Total                                                                       6,824,639
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.0%)
Applera-Celera Group                                  1,530,208(b,f)       21,208,683
OSI Pharmaceuticals                                     135,726(b)          4,879,350
                                                                      ---------------
Total                                                                      26,088,033
-------------------------------------------------------------------------------------


CAPITAL MARKETS (4.5%)
Legg Mason                                               57,044             3,767,186
Northern Trust                                          122,275             8,269,458
T Rowe Price Group                                      206,524            10,435,658
TD Ameritrade Holding                                   909,974(b)         16,652,524
                                                                      ---------------
Total                                                                      39,124,826
-------------------------------------------------------------------------------------


CHEMICALS (0.8%)
Sigma-Aldrich                                           125,710             6,916,564
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.6%)
TCF Financial                                           281,360             5,236,110
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (6.1%)
Ciena                                                   402,795(b)         10,404,195
F5 Networks                                             509,978(b)         11,301,112
Foundry Networks                                      1,196,617(b)         14,203,844
Infinera                                                178,349(b)          2,083,116
Juniper Networks                                        303,712(b)          8,145,556
ORBCOMM                                                 337,307(b,d)        1,922,650
Riverbed Technology                                     303,966(b)          6,097,558
                                                                      ---------------
Total                                                                      54,158,031
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (4.8%)
Brocade Communications Systems                        2,360,251(b)         18,150,330
Emulex                                                  430,542(b)          6,406,465
Network Appliance                                        60,949(b)          1,317,717
Sun Microsystems                                        716,137(b)         11,744,647
Synaptics                                               147,505(b)          3,951,659
                                                                      ---------------
Total                                                                      41,570,818
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (2.6%)
Fluor                                                    57,402             7,993,229
Foster Wheeler                                           64,838(b)          4,243,647
Quanta Services                                         435,410(b)         10,397,590
                                                                      ---------------
Total                                                                      22,634,466
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.4%)
Martin Marietta Materials                                33,057(d)          3,556,933
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.7%)
Career Education                                         94,613(b,d)        1,405,003
Strayer Education                                        27,753             4,321,142
                                                                      ---------------
Total                                                                       5,726,145
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.7%)
NYSE Euronext                                            95,051             6,241,999
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
Level 3 Communications                                1,412,536(b)          3,149,955
Time Warner Telecom Cl A                                455,805(b)          7,265,532
                                                                      ---------------
Total                                                                      10,415,487
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.4%)
Allegheny Energy                                         64,923             3,289,648
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (6.9%)
Energy Conversion Devices                               376,163(b,d)        9,994,650
Evergreen Solar                                         402,916(b,d)        3,872,023
First Solar                                              35,463(b)          7,277,008
FuelCell Energy                                         439,551(b,d)        3,147,185
General Cable                                            63,061(b)          3,892,125
Hubbell Cl B                                            355,180            16,114,516
JA Solar Holdings ADR                                   160,293(b,c)        2,290,587
Roper Inds                                               42,947             2,422,211
SunPower Cl A                                            67,704(b,d)        4,449,507
Suntech Power Holdings ADR                              101,422(b,c)        3,769,856
Yingli Green Energy Holding ADR                         256,896(b,c,d)      4,333,836
                                                                      ---------------
Total                                                                      61,563,504
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Amphenol Cl A                                           126,126             4,662,878
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (3.1%)
BJ Services                                             534,954            13,876,708
ENSCO Intl                                              184,679            11,051,191
Natl Oilwell Varco                                       15,898(b)            990,445
Smith Intl                                               16,936             1,067,476
                                                                      ---------------
Total                                                                      26,985,820
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.6%)
Whole Foods Market                                      160,760(d)          5,650,714
-------------------------------------------------------------------------------------


GAS UTILITIES (0.6%)
Questar                                                  90,735             5,013,109
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (5.6%)
Hologic                                                 106,735(b)          6,437,188
Intuitive Surgical                                        9,820(b)          2,768,454
ResMed                                                  114,065(b)          4,618,492
St. Jude Medical                                        634,505(b)         27,271,025
Varian Medical Systems                                  151,247(b)          7,932,905
                                                                      ---------------
Total                                                                      49,028,064
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.4%)
AmerisourceBergen                                       130,391             5,439,912
Express Scripts                                          34,598(b)          2,044,742
Patterson Companies                                      54,286(b)          1,910,867
Universal Health Services Cl B                           51,757             2,764,859
                                                                      ---------------
Total                                                                      12,160,380
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.8%)
Allscripts Healthcare Solutions                         332,820(b)          3,551,190
Cerner                                                   80,065(b)          3,478,824
                                                                      ---------------
Total                                                                       7,030,014
-------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HOTELS, RESTAURANTS & LEISURE (2.5%)
Brinker Intl                                            146,263            $2,697,090
Intl Game Technology                                    222,009            10,023,706
Pinnacle Entertainment                                  129,465(b)          2,027,422
Starwood Hotels & Resorts Worldwide                     147,625             6,987,091
                                                                      ---------------
Total                                                                      21,735,309
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.2%)
Beazer Homes USA                                        112,801(d)            800,887
Centex                                                   50,985             1,131,357
                                                                      ---------------
Total                                                                       1,932,244
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
AES                                                     391,293(b)          7,035,449
Ormat Technologies                                      110,043             4,804,477
                                                                      ---------------
Total                                                                      11,839,926
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.7%)
Orbitz Worldwide                                        944,898(b)          5,962,306
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (5.2%)
Akamai Technologies                                     311,322(b)         10,946,082
Equinix                                                  38,497(b)          2,669,767
MercadoLibre                                             70,573(b,c)        2,551,214
Omniture                                                 55,772(b)          1,281,641
VistaPrint                                              892,196(b)         28,032,797
                                                                      ---------------
Total                                                                      45,481,501
-------------------------------------------------------------------------------------


IT SERVICES (0.7%)
Sapient                                                 135,512(b)          1,000,079
VeriFone Holdings                                       233,006(b,d)        4,811,573
                                                                      ---------------
Total                                                                       5,811,652
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.2%)
Polaris Inds                                             48,144(d)          1,838,138
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.5%)
Techne                                                   60,592(b)          4,143,887
-------------------------------------------------------------------------------------


MACHINERY (0.7%)
ITT                                                      50,435             2,836,464
Joy Global                                               44,665             2,964,416
                                                                      ---------------
Total                                                                       5,800,880
-------------------------------------------------------------------------------------



MEDIA (2.1%)
Lamar Advertising Cl A                                   52,363             1,995,554
Sirius Satellite Radio                                4,014,054(b,d)       11,399,913
XM Satellite Radio Holdings Cl A                        405,699(b)          4,787,248
                                                                      ---------------
Total                                                                      18,182,715
-------------------------------------------------------------------------------------


METALS & MINING (1.2%)
Allegheny Technologies                                   53,487             4,137,219
Freeport-McMoRan Copper & Gold                           58,961             5,946,807
                                                                      ---------------
Total                                                                      10,084,026
-------------------------------------------------------------------------------------


MULTILINE RETAIL (2.3%)
Family Dollar Stores                                    213,223             4,083,220
JC Penney                                               237,438            10,972,011
Nordstrom                                               134,606             4,984,460
                                                                      ---------------
Total                                                                      20,039,691
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (5.9%)
Denbury Resources                                       153,569(b)          4,897,315
El Paso                                                 481,374             7,846,396
Murphy Oil                                               36,436             2,928,726
Newfield Exploration                                    253,832(b)         14,057,217
Southwestern Energy                                     126,096(b)          8,225,242
Tesoro                                                   89,766             3,333,909
Williams Companies                                      312,316            11,249,622
                                                                      ---------------
Total                                                                      52,538,427
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.5%)
Bare Escentuals                                         152,828(b,d)        4,184,431
-------------------------------------------------------------------------------------


PHARMACEUTICALS (2.0%)
Endo Pharmaceuticals Holdings                           133,498(b)          3,505,657
KV Pharmaceutical Cl A                                   88,440(b)          2,221,613
Mylan                                                   700,287             8,291,398
Sepracor                                                141,449(b)          3,036,910
                                                                      ---------------
Total                                                                      17,055,578
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.2%)
Advanced Energy Inds                                    460,671(b)          5,905,802
Atheros Communications                                   34,061(b)            828,364
Broadcom Cl A                                           232,602(b)          4,398,504
Cree                                                    117,901(b,d)        3,643,141
Fairchild Semiconductor Intl                            170,127(b)          1,896,916
FormFactor                                              159,134(b)          2,853,273
Hittite Microwave                                       141,163(b)          4,673,907
Intersil Cl A                                           104,777             2,438,161
Kulicke & Soffa Inds                                    861,759(b)          4,438,059
Maxim Integrated Products                               280,578             5,127,563
MEMC Electronic Materials                                64,974(b)          4,956,217
MKS Instruments                                         205,213(b)          4,122,729
NVIDIA                                                  160,496(b)          3,433,009
ON Semiconductor                                        237,013(b)          1,422,078
PMC-Sierra                                            6,065,494(b)         29,053,716
Trina Solar ADR                                          74,499(b,c,d)      2,366,833
                                                                      ---------------
Total                                                                      81,558,272
-------------------------------------------------------------------------------------


SOFTWARE (6.7%)
BMC Software                                             62,204(b)          2,007,945
Citrix Systems                                          135,080(b)          4,448,184
Informatica                                             475,984(b)          8,310,681
Intuit                                                  165,555(b)          4,397,141
Nuance Communications                                   266,967(b)          4,391,607
Quest Software                                          159,503(b)          2,269,728
Sybase                                                  133,105(b)          3,543,255
TIBCO Software                                        4,011,904(b)         28,283,924
VMware Cl A                                              28,344(b,d)        1,662,942
                                                                      ---------------
Total                                                                      59,315,407
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.8%)
Abercrombie & Fitch Cl A                                 72,640             5,631,779
Best Buy                                                121,133             5,209,930
Coldwater Creek                                       1,519,675(b)          8,403,803
GameStop Cl A                                           165,636(b)          7,016,341
J Crew Group                                            104,659(b)          4,191,593
Limited Brands                                          137,493             2,096,768
TJX Companies                                           288,724             9,239,169
Urban Outfitters                                        166,626(b)          4,795,496
Williams-Sonoma                                         185,567(d)          4,334,845
                                                                      ---------------
Total                                                                      50,919,724
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.9%)
lululemon athletica                                      54,832(b,c,d)      1,474,981
Polo Ralph Lauren                                        99,342             6,178,079
                                                                      ---------------
Total                                                                       7,653,060
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal                                                 65,076(d)          2,645,990
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.0%)
American Tower Cl A                                     217,997(b)          8,379,805
Crown Castle Intl                                       107,448(b)          3,877,798
NII Holdings                                             80,859(b)          3,212,528
SBA Communications Cl A                                  59,141(b)          1,836,328
                                                                      ---------------
Total                                                                      17,306,459
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $928,795,478)                                                     $867,955,963
-------------------------------------------------------------------------------------



MONEY MARKET FUND (7.5%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     65,210,409(g)        $65,210,409
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $65,210,409)                                                       $65,210,409
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $994,005,887)(h)                                                  $933,166,372
=====================================================================================






See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 29, 2008, the value of foreign securities represented 1.9% of net assets.

(d)  At Feb. 29, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 6.9% of net assets. The Fund's cash equivalent position is 0.6% of net assets.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $994,006,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $65,007,000
Unrealized depreciation                                                     (125,847,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(60,840,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENT


Financial Accounting Standard 157 ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after November 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  - Level 1 -- quoted prices in active markets for identical securities

  - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

  - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 29, 2008:

                                                                      FAIR VALUE AT FEB. 29, 2008
                                                    ---------------------------------------------------------------
                                                         LEVEL 1          LEVEL 2
                                                      QUOTED PRICES        OTHER          LEVEL 3
                                                        IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                       MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                         IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
-------------------------------------------------------------------------------------------------------------------
Investments in securities                             $933,166,372          $--             $--        $933,166,372


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Equity Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 29, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date April 29, 2008